FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 12) - Fixed interest rate [member] $ in Thousands, $ in Millions	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount of hedged item Assets	$ 285,463	$ 87,841	$ 341,229	$ 114,353
Accumulated amount of fair value adjustments on the hedged item Assets	$ 1,829	$ 563
Accumulated amount of fair value adjustments on the hedged item Liabilities			$ (1,769)	$ (593)